Cross Shore Discovery Fund
Schedule of Investments (Unaudited)
December 31, 2023

						Next
				Initial		Available
	% of			Acquisition	Redemption	Redemption
Portfolio Funds*	Net Assets	Cost(1)	Fair Value	Date	Frequency(2)	Date

Long/Short Generalist:
Atika Offshore Fund, Ltd., Class A, Series 1	4.5%	$ 677,447	$ 1,445,365	1/2/2015	Quarterly	3/31/2024

EVR Offshore Partners Fund, Ltd., Class B, Series 1121	4.5%	1,312,500	1,444,943	11/1/2021	Quarterly	3/31/2024	(3)

Hawk Ridge Partners Offshore, Ltd., Class A, Initial Series	9.0%	1,600,000	2,904,335	2/1/2018	Quarterly	3/31/2024

Hill City Capital Offshore Fund Ltd., Class A, Series 14	4.8%	1,312,500	1,555,529	11/1/2021	Quarterly	3/31/2024	(3)

TCIM Offshore Fund Ltd., Class A-33, Series 2019-12	8.2%	1,756,890	2,635,809	12/1/2019	Monthly	1/31/2024

Wolf Hill Offshore Fund, Ltd., Class A-OS, Series 2020-08	5.0%	1,300,000	1,601,980	7/1/2021	Quarterly	3/31/2024

Total Long/Short Generalist	36.0%	7,959,337	11,587,961

Long/Short Sector:
Energy
Encompass Capital Fund Offshore Ltd., Class A, Series 1	10.6%	1,803,039	3,399,717	1/1/2020	Quarterly	3/31/2024

Healthcare, Biotechnology
Avoro Life Sciences Offshore Fund Ltd., Class A-1	13.4%	1,069,545	4,325,706	5/1/2017	Quarterly	3/31/2024
Biomedical Offshore Value Fund, Ltd., Class I, Series 200199-1	10.7%	2,100,000	3,448,585	1/1/2019	Quarterly	3/31/2024

Total Healthcare, Biotechnology	24.1%	3,169,545	7,774,291

Technology, Media and Telecommunications
Atreides Foundation Fund, Ltd., Founders Class, Series F-2	5.9%	1,189,143	1,878,089	5/15/2019	Quarterly	3/31/2024	(3)

Total Long/Short Sector	40.6%	6,161,727	13,052,097

Total Investments In Portfolio Funds	76.6%	$ 14,121,064	$ 24,640,058

	% of
Money Market Funds	Net Assets	Cost	Fair Value	Shares

Federated Hermes Institutional Prime Obligations Fund,
Institutional Class, 5.45%(4)	11.6%	$ 3,747,300	$ 3,749,602	3,746,604

Total Investments	88.2%	$ 17,868,364	$ 28,389,660

Other Assets in Excess of Liabilities	11.8%		$ 3,800,447

Net Assets	100.0%		$ 32,190,107

* Non-income producing security.
(1) There were no unfunded capital commitments as of December 31, 2023.
(2) Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g., a soft or hard lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 30 to 120 days.
(3) Subject to 25% investor level quarterly gate.
(4) Rate disclosed is the seven day effective yield as of December 31, 2023.